Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2015 MWh CAD / MWh $ / MWh
AESO
Derivative [Line Items]
Notional quantity (MW-hrs)	49,135
Receive average prices (per MW-hr) | CAD / MWh	68.56
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs)	801,098
Receive average prices (per MW-hr) | $ / MWh	42.81
NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs)	3,419,634
Receive average prices (per MW-hr) | $ / MWh	30.25
ERCOT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs)	3,997,509
Receive average prices (per MW-hr) | $ / MWh	36.46